Net Income Per Common Share	3 Months Ended
Aug. 29, 2015
Net Income Per Common Share [Abstract]
Net Income Per Common Share

5.   Net Income per Common Share

Basic net income per share was calculated by dividing net income by the weighted-average number of common shares outstanding during the period.  Diluted net income per share was calculated by dividing net income by the weighted-average number of common shares outstanding during the period plus the dilutive effects of options and restricted stock.  The computations of basic and diluted net income per share attributable to the Company are as follows (in thousands, except per share data):

	13 Weeks Ended
	August 29, 2015	August 30, 2014
Net income attributable to
Cal-Maine Foods, Inc.	$143,023	$27,655

Basic weighted-average common shares	48,163	48,130
Effect of dilutive securities:
Restricted shares	335	245
Common stock options	-	24
Dilutive potential common shares	48,498	48,399

Net income per common share
attributable to Cal-Maine Foods, Inc.:
Basic	$2.97	$0.57
Diluted	$2.95	$0.57